Borrowings and Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Short-term Debt [Table Text Block]

(dollars in millions)	2019	2018
Short-term borrowings:
Commercial paper	$—	$1,257
Other borrowings	2,293	171
Total short-term borrowings	$2,293	$1,428

Schedule of Weighted average interest rates [Table Text Block]	The weighted-average interest expense rates applicable to short-term borrowings and total debt were as follows:

	2019	2018
Average interest expense rate - average outstanding borrowings during the year:
Short-term borrowings	1.7%	1.3%
Total debt	3.6%	3.5%

Average interest expense rate - outstanding borrowings as of December 31:
Short-term borrowings	2.3%	1.9%
Total debt	3.6%	3.5%

Schedule of Debt Issuances and Repayments [Table Text Block]
We had no debt issuances during 2019 and the following issuances of debt in 2018:
(dollars in millions)

Issuance Date	Description of Notes	Aggregate Principal Balance
August 16, 2018:	3.350% notes due 2021(1)	$1,000
	3.650% notes due 2023(1)	2,250
	3.950% notes due 2025(1)	1,500
	4.125% notes due 2028(1)	3,000
	4.450% notes due 2038(1)	750
	4.625% notes due 2048(2)	1,750
	LIBOR plus 0.65% floating rate notes due 2021(1)	750
May 18, 2018:	1.150% notes due 2024(3)	€750
	2.150% notes due 2030(3)	500
	EURIBOR plus 0.20% floating rate notes due 2020(3)	750
(1)    The net proceeds received from these debt issuances were used to partially finance the cash consideration portion of the purchase price for Rockwell Collins and fees, expenses and other amounts related to the acquisition of Rockwell Collins.
(2)    The net proceeds from these debt issuances were used to fund the repayment of commercial paper and for other general corporate purposes.
(3)    The net proceeds received from these debt issuances were used for general corporate purposes.
    We made the following repayments of debt in 2019 and 2018:
(dollars in millions)

Repayment Date	Description of Notes	Aggregate Principal Balance
November 15, 2019	8.875% notes	$271
November 13, 2019	EURIBOR plus 0.15% floating rate notes	€750
November 1, 2019:	LIBOR plus 0.350% floating rate notes	$350
	1.500% notes	$650
July 15, 2019:	1.950% notes(1)	$300
	5.250% notes(1)	$300
December 14, 2018	Variable-rate term loan due 2020 (1 month LIBOR plus 1.25%)(1)	$482
May 4, 2018	1.778% junior subordinated notes	$1,100
February 22, 2018	EURIBOR plus 0.80% floating rate notes	€750
February 1, 2018	6.80% notes	$99
(1) These notes and term loan were assumed in connection with the Rockwell Collins acquisition and subsequently repaid.
Schedule of Principal Payments on Long-term Debt [Table Text Block]

(dollars in millions)
2020	$3,258
2021	4,091
2022	3,904
2023	3,490
2024	2,592
Thereafter	23,939
Total	$41,274